Finance Charges and Other Revenues (Tables)	12 Months Ended
Jan. 31, 2018
Supplemental Disclosure of Finance Charges and Other Revenue [Abstract]
Summary of the classification of the amounts as Finance charges and other
Finance charges and other revenues consisted of the following:

	Year ended January 31,
(in thousands)	2018	2017	2016
Interest income and fees	$289,005	$238,386	$238,161
Insurance income	34,718	42,422	50,789
Other revenues	341	1,569	1,639
Total finance charges and other revenues	$324,064	$282,377	$290,589